Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Fair Value Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets, Carrying amount	€ 145,230	€ 124,408
Financial liabilities
Financial liabilities, Carrying amount	188,039	90,489	€ 58,695
Financial liabilities, Fair value	65,895	10,859	€ (10,329)
Financial Assets [Member]
Financial assets
Financial assets, Carrying amount	36,126	46,894
Financial assets, Fair value	36,126	46,894
Financial liabilities [Member]
Financial liabilities
Financial liabilities, Carrying amount	168,510	54,347
Financial liabilities, Fair value	€ 165,030	50,913
Level 3 Hierarchy [Member] | Cash and cash equivalents [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 22,858	29,162
Financial assets, Fair value	€ 22,858	29,162
Level 3 Hierarchy [Member] | Other investments (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 5	5
Financial assets, Fair value	€ 5	5
Level 3 Hierarchy [Member] | Other financial receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 3,358	2,439
Financial assets, Fair value	€ 3,358	2,439
Level 3 Hierarchy [Member] | Other financial receivables (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 6	4
Financial assets, Fair value	€ 6	4
Level 3 Hierarchy [Member] | Loans and borrowings (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 13,333	13,908
Financial liabilities, Fair value	€ 13,333	13,908
Level 3 Hierarchy [Member] | Trade payables (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 29,299	12,880
Financial liabilities, Fair value	€ 29,299	12,880
Level 3 Hierarchy [Member] | Trade payables due to related parties (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 2,601	2,300
Financial liabilities, Fair value	€ 2,601	2,300
Level 3 Hierarchy [Member] | Lease liabilities (non-current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 2,336	2,580
Financial liabilities, Fair value
Level 3 Hierarchy [Member] | Lease liabilities (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,144	853
Financial liabilities, Fair value
Level 3 Hierarchy [Member] | Other payables financial (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 215	198
Financial liabilities, Fair value	€ 215	198
Level 2 Hierarchy [Member] | Warrant liabilities - private [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 39,997	3,280
Financial liabilities, Fair value	€ 39,997	3,280
Level 2 Hierarchy [Member] | Warrant liabilities - Shareholder loan [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 78,849	11,114
Financial liabilities, Fair value	€ 78,849	11,114
Level 2 Hierarchy [Member] | Warrant liabilities - Capital increase [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount		1,989
Financial liabilities, Fair value		1,989
Level 1 Hierarchy [Member] | Warrant liabilities - public [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 734	5,243
Financial liabilities, Fair value	€ 734	5,243
Trade receivables (current) [Member] | Level 3 Hierarchy [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 9,900	15,285
Financial assets, Fair value	€ 9,900	€ 15,285